UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Locust Wood Capital Advisers, LLC

Address:  1540 Broadway
          Suite 1504
          New York, NY 10036


13F File Number: 28-11558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Morris
Title:  Chief Financial Officer
Phone:  (212) 354-0193


Signature, Place and Date of Signing:

   /s/ Paul Morris                 New York, NY              August 8, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   48

Form 13F Information Table Value Total: $ 218,916
                                         (thousands)


List of Other Included Managers:

No.               Form 13F File Number               Name

1.                28-11881                           Locust Wood Capital, LP

                           FORM 13F INFORMATION TABLE
                        Locust Wood Capital Advisers, LLC
                                  June 30, 2006



COLUMN 1                       COLUMN  2       COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6        COL 7        COLUMN 8

                               TITLE OF                    VALUE    SHRS OR  SH/  PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                 CLASS           CUSIP      (X$1000)  PRN AMT  PRN  CALL  DISCRETION      MNGRS  SOLE  SHARED     NONE
ALLIANCEBERSTEIN HOLDING LP    UNIT LTD PARTN  01881G106   3,149     51,500  SH         SHARED-DEFINED  1             51,500
ABBOTT LABS                    COM             002824100   2,965     68,000  SH         SHARED-DEFINED  1             68,000
ALLTEL CORP                    COM             020039103   5,732     89,800  SH         SHARED-DEFINED  1             89,800
ATLAS AMER INC                 COM             049167109   7,371    164,500  SH         SHARED-DEFINED  1            164,500
AMERICAN EXPRESS CO            COM             025816109   6,370    119,700  SH         SHARED-DEFINED  1            119,700
BED BATH & BEYOND INC          COM             075896100   1,294     39,000  SH         SHARED-DEFINED  1             39,000
BERKSHIRE HATHAWAY INC DEL     CL A            084670108   6,416         70  SH         SHARED-DEFINED  1                 70
BERKSHIRE HATHAWAY INC DEL     CL B            084670207   9,707      3,190  SH         SHARED-DEFINED  1              3,190
CITIGROUP INC                  COM             172967101   1,206     25,000  SH         SHARED-DEFINED  1             25,000
CENVEO INC                     COM             15670S105   4,574    254,800  SH         SHARED-DEFINED  1            254,800
EMBARQ CORP                    COM             29078E105   4,197    102,400  SH         SHARED-DEFINED  1            102,400
FORD MTR CO DEL                COM PAR $0.01   345370860     693    100,000  SH         SHARED-DEFINED  1            100,000
FEDERATED DEPT STORES INC DEL  COM             31410H101   6,303    172,200  SH         SHARED-DEFINED  1            172,200
FIRST DATA CORP                COM             319963104   9,166    203,500  SH         SHARED-DEFINED  1            203,500
FIDELITY NAT FIN INC           COM             316326107   5,258    135,000  SH         SHARED-DEFINED  1            135,000
FREESCALE SEMICONDUCTOR INC    COM CL A        35687M107   4,591    158,300  SH         SHARED-DEFINED  1            158,300
GENERAL ELECTRIC CO            COM             369604103  10,580    321,000  SH         SHARED-DEFINED  1            321,000
GENWORTH FIN INC               COM CL A        37247D106   2,348     67,400  SH         SHARED-DEFINED  1             67,400
HUDSON CITY BANCORP            COM             443683107  13,004    975,530  SH         SHARED-DEFINED  1            975,530
HONEYWELL INTL INC             COM             438516106   3,244     80,500  SH         SHARED-DEFINED  1             80,500
HOVNANIAN ENTERPRISES INC      CL A            442487203     532     17,700  SH         SHARED-DEFINED  1             17,700
HOSPIRA INC                    COM             441060100   3,465     80,700  SH         SHARED-DEFINED  1             80,700
JPMORGAN CHASE & CO            COM             46625H100   7,774    185,100  SH         SHARED-DEFINED  1            185,100
KINDER MORGAN INC KANS         COM             49455P101   1,498     15,000  SH         SHARED-DEFINED  1             15,000
LIBERTY GLOBAL INC             COM SER A       530555101   2,257    104,985  SH         SHARED-DEFINED  1            104,985
MCDONALDS CORP                 COM             580135101  14,633    435,500  SH         SHARED-DEFINED  1            435,500
M D C HLDGS INC                COM             552676108   1,701     32,750  SH         SHARED-DEFINED  1             32,750
MORGAN STANLEY                 COM NEW         617446448   5,800     91,750  SH         SHARED-DEFINED  1             91,750
NORTHSTAR RLTY FIN CORP        COM             66704R100   3,747    312,000  SH         SHARED-DEFINED  1            312,000
ORACLE CORP                    COM             68389X105   2,666    184,000  SH         SHARED-DEFINED  1            184,000
PEPSICO INC                    COM             713448108   1,861     31,000  SH         SHARED-DEFINED  1             31,000
PULTE HOMES INC                COM             745867101     482     16,750  SH         SHARED-DEFINED  1             16,750
RESOURCE AMERICA INC           CL A            761195205   3,048    160,000  SH         SHARED-DEFINED  1            160,000
RESOURCE CAP CORP              COM             76120W302   2,728    212,000  SH         SHARED-DEFINED  1            212,000
RETAIL VENTURES INC            COM             76128Y102   4,226    237,150  SH         SHARED-DEFINED  1            237,150
STAR GAS PARTNERS LP           UNIT LTD PARTNR 85512C105   2,573    960,000  SH         SHARED-DEFINED  1            960,000
SPANSION INC                   COM CL A        84649R101   3,029    190,000  SH         SHARED-DEFINED  1            190,000
SOUTHERN UN CO NEW             COM             844030106     677     25,000  SH         SHARED-DEFINED  1             25,000
TEEKAY LNG PARTNERS LP         PARTNERSP UNITS Y8564M105   5,101    167,800  SH         SHARED-DEFINED  1            167,800
TEEKAY SHIPPING MARSHALL ISL   COM             Y8564W103   6,130    146,500  SH         SHARED-DEFINED  1            146,500
TRIARC COS INC                 CL B SER I      895927309   6,047    386,900  SH         SHARED-DEFINED  1            386,900
UNITED TECHNOLOGIES CORP       COM             913017109   4,154     65,500  SH         SHARED-DEFINED  1             65,500
WENDY'S INTL INC               COM             950590109   9,764    167,500  SH         SHARED-DEFINED  1            167,500
WELLS FARGO & CO NEW           COM             949746101   6,681     99,600  SH         SHARED-DEFINED  1             99,600
WASHINGTON GROUP INTL INC      COM NEW         938862208   2,454     46,000  SH         SHARED-DEFINED  1             46,000
WHIRLPOOL CORP                 COM             963320106   2,331     28,200  SH         SHARED-DEFINED  1             28,200
WAL-MART STORES INC            COM             931142103   2,770     57,500  SH         SHARED-DEFINED  1             57,500
EXXON MOBIL CORP               COM             30231G102   2,620     42,700  SH         SHARED-DEFINED  1             42,700






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